UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

Shares	Security Description	Value
Equity Securities - 95.5%
Common Stock - 95.1%
Australia - 2.9%
37,400	Challenger, Ltd.	$240,533
3,347	Cochlear, Ltd.	262,465
43,546	GrainCorp, Ltd., Class A	251,687
26,337	Pacific Brands, Ltd.	20,794
9,751	Sandfire Resources NL	42,680
34,868	St Barbara, Ltd. (a)	53,456
92,104	Tassal Group, Ltd.	269,701
45,800	The Star Entertainment Group, Ltd.	199,414
		1,340,730
Austria - 1.7%
12,798	BUWOG AG (a)	274,947
2,983	Oesterreichische Post AG	121,280
13,021	Palfinger AG	374,119
		770,346
Belgium - 0.9%
24,206	AGFA-Gevaert NV (a)	108,027
3,370	Cie d'Entreprises CFE	319,164
		427,191
Canada - 6.2%
1,994	Aecon Group, Inc.	24,765
21,010	CAE, Inc.	242,980
22,550	Canam Group, Inc.	222,765
49,250	Cardinal Energy, Ltd.	319,675
125,807	Gran Tierra Energy, Inc. (a)	313,851
38,500	Granite Oil Corp.	192,389
3,164	Russel Metals, Inc.	48,188
172,500	Surge Energy, Inc.	273,609
78,500	TORC Oil & Gas, Ltd.	466,618
186,270	Western Forest Products, Inc.	331,306
71,600	Whitecap Resources, Inc.	426,706
		2,862,852
Cayman Islands - 0.5%
985,000	Peak Sport Products Co., Ltd.	241,255

China - 2.0%
80,000	Anhui Expressway Co., Ltd., Class H	62,289
42,000	Beijing Capital International Airport Co., Ltd., Class H	44,830
286,941	China Lesso Group Holdings, Ltd.	153,877
38,000	China Southern Airlines Co., Ltd., Class H	23,954
196,000	Dongfeng Motor Group Co., Ltd., Class H	244,578
340,000	KWG Property Holding, Ltd.	223,530
132,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	66,873
325,000	Wisdom Sports Group	108,091
		928,022
Denmark - 1.7%
30,365	Matas A/S	614,394
3,127	NKT Holding A/S	180,405
		794,799
Finland - 0.5%
13,400	Tikkurila Oyj	243,356

France - 1.5%
20,424	Derichebourg SA	63,214
51,636	EuropaCorp (a)	257,941
617	Faurecia	23,376

Shares	Security Description	Value
5,812	Nexans SA (a)	$261,365
3,400	Saft Groupe SA	102,873
		708,769
Germany - 5.6%
4,168	Aareal Bank AG	135,074
18,243	ADVA Optical Networking SE (a)	217,136
650	Amadeus Fire AG	49,186
7,280	Carl Zeiss Meditec AG	224,825
770	Cewe Stiftung & Co. KGAA	50,643
22,023	Deutz AG	104,249
3,690	Duerr AG	290,015
951	Homag Group AG	39,065
2,969	Krones AG	357,606
2,018	Pfeiffer Vacuum Technology AG	226,345
9,160	RHOEN-KLINIKUM AG	285,073
890	SMA Solar Technology AG (a)	46,515
3,874	Software AG	151,445
6,724	Stroeer SE & Co KGaA	422,731
		2,599,908
Gibraltar - 0.4%
63,044	888 Holdings PLC	192,186

Hong Kong - 2.2%
194,000	China Foods, Ltd. (a)	82,278
597,620	Dah Chong Hong Holdings, Ltd.	243,444
990,120	EVA Precision Industrial Holdings, Ltd.	146,782
268,000	Lee & Man Paper Manufacturing, Ltd.	183,449
4,393,996	REXLot Holdings, Ltd.	141,608
78,000	Shun Tak Holdings, Ltd.	25,841
92,500	SmarTone Telecommunications Holdings, Ltd.	153,822
60,000	Texwinca Holdings, Ltd.	58,551
		1,035,775
Indonesia - 0.5%
18,259,300	Panin Financial Tbk PT (a)	229,962

Ireland - 1.0%
17,378	Smurfit Kappa Group PLC	447,891

Italy - 3.7%
14,392	A2A SpA	18,719
8,580	Banca Generali SpA	252,378
5,819	BI Esse SpA	94,620
10,450	Brembo SpA	540,448
83,717	Cairo Communication SpA	447,920
1,950	DiaSorin SpA	112,610
35,300	Zignago Vetro SpA	232,170
		1,698,865
Japan - 23.1%
14,000	Adastria Co., Ltd.	424,808
44,500	Anritsu Corp.	244,751
2,300	BML, Inc.	89,102
31,000	Chiyoda Corp.	227,242
37,000	Chugoku Marine Paints, Ltd.	243,938
13,500	Coca-Cola West Co., Ltd.	334,186
1,100	Daikokutenbussan Co., Ltd.	47,745
31,200	DCM Holdings Co., Ltd.	225,382
156,500	DIC Corp.	374,059
7,700	Doutor Nichires Holdings Co., Ltd.	124,382
20,000	EPS Holdings, Inc.	244,524
43,200	FIDEA Holdings Co., Ltd.	67,941
2,900	Foster Electric Co, Ltd.	61,172
21,000	Fujitsu General, Ltd.	324,110
11,000	Furukawa Electric Co., Ltd.	23,751
7,500	Geo Holdings Corp.	124,683

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

Shares	Security Description	Value
12,300	Happinet Corp.	$111,694
19,300	Hitachi Construction Machinery Co., Ltd.	306,619
60,700	Hitachi Zosen Corp.	288,007
5,500	Hogy Medical Co., Ltd.	295,171
13,800	Icom, Inc.	252,224
17,000	J-Oil Mills, Inc.	51,961
3,200	Kaga Electronics Co., Ltd.	40,602
8,500	Kanamoto Co., Ltd.	200,067
3,000	Kato Sangyo Co., Ltd.	74,184
26,000	Lion Corp.	293,163
41,000	Makino Milling Machine Co., Ltd.	251,002
30,000	Marudai Food Co., Ltd.	116,487
3,700	Matsumotokiyoshi Holdings Co., Ltd.	193,638
2,500	Miraca Holdings, Inc.	102,737
178,900	Monex Group, Inc.	462,570
23,200	NET One Systems Co., Ltd.	125,333
27,000	Nippon Chemi-Con Corp.	37,905
24,000	Nippon Kayaku Co., Ltd.	242,676
10,500	Nishimatsuya Chain Co., Ltd.	105,238
6,100	Nitto Kogyo Corp.	97,236
62,000	OKUMA Corp.	433,551
49,500	Round One Corp.	279,288
10,600	Ryosan Co., Ltd.	264,847
32,000	Sanyo Shokai, Ltd.	72,789
19,000	Saxa Holdings, Inc.	36,128
3,500	Sega Sammy Holdings, Inc.	38,158
19,000	Shinmaywa Industries, Ltd.	134,719
11,400	Ship Healthcare Holdings, Inc.	287,165
51,700	SKY Perfect JSAT Holdings, Inc.	300,889
22,700	Star Micronics Co., Ltd.	254,542
10,850	Sumitomo Real Estate Sales Co., Ltd.	208,912
4,000	Tadano, Ltd.	37,141
57,500	Takara Leben Co., Ltd.	340,264
51,000	Takuma Co., Ltd.	456,324
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	42,070
5,390	TechnoPro Holdings, Inc.	159,959
28,000	The Nisshin Oillio Group, Ltd.	114,194
5,500	Toppan Forms Co., Ltd.	61,233
7,000	Toshiba TEC Corp.	27,491
16,000	Toyo Kanetsu KK	34,973
1,400	United Arrows, Ltd.	57,906
2,300	Warabeya Nichiyo Co., Ltd.	50,662
3,600	Yamazen Corp.	27,349
5,000	Yuasa Trading Co., Ltd.	117,509
		10,668,353
Malaysia - 1.3%
239,400	Alliance Financial Group Bhd	254,648
32,631	Berjaya Sports Toto Bhd	26,429
321,100	Supermax Corp. Bhd	212,339
70,200	Top Glove Corp. Bhd	90,325
		583,741
Mexico - 1.9%
195,900	Concentradora Hipotecaria SAPI de CV REIT	279,839
847,681	Consorcio ARA SAB de CV	317,442
7,529	Industrias Bachoco SAB de CV, Class B	32,208
134,860	PLA Administradora Industrial S de RL de CV REIT (a)	250,719
		880,208
Netherlands - 1.8%
8,236	BE Semiconductor Industries NV	225,765
24,146	Delta Lloyd NV	112,211
14,017	Intertrust NV (a)(b)	312,619

Shares	Security Description	Value
8,173	USG People NV	$161,635
		812,230
New Zealand - 1.2%
59,750	Fletcher Building, Ltd.	325,851
177,000	TOWER, Ltd.	217,769
		543,620
Norway - 1.8%
14,399	Aker ASA, Class A	268,849
61,032	Austevoll Seafood ASA	501,550
2,712	Veidekke ASA	36,872
		807,271
Panama - 0.6%
11,297	Banco Latinoamericano de Comerico Exterior SA, Class E	273,613

Singapore - 1.2%
93,000	SATS, Ltd.	272,545
398,154	Symphony International Holdings, Ltd.	296,625
		569,170
South Africa - 0.7%
223,169	Nampak, Ltd.	321,971

South Korea - 2.0%
36,656	DGB Financial Group, Inc.	285,273
16,105	Hankook Tire Worldwide Co., Ltd.	323,199
139	Korea Petrochemical Ind Co., Ltd.	31,116
1,330	LG International Corp.	41,635
760	NCSoft Corp.	168,468
73	NongShim Co., Ltd.	25,533
920	S&T Motiv Co., Ltd.	55,589
		930,813
Spain - 1.7%
17,886	Ebro Foods SA	390,462
32,174	Mediaset Espana Comunicacion SA	369,952
		760,414
Sweden - 3.3%
19,318	Axfood AB	356,937
5,712	Clas Ohlson AB, Class B	109,058
1,976	Duni AB, Class A	32,798
1,411	Fastighets AB Balder, Class B (a)	35,804
38,677	Granges AB	335,876
10,000	Holmen AB, Class B	327,410
5,061	Intrum Justitia AB	178,545
14,711	Mycronic AB	132,736
		1,509,164
Switzerland - 5.1%
6,181	Aryzta AG (a)	256,034
865	Bucher Industries AG	210,234
2,250	Coltene Holding AG	152,098
650	Georg Fischer AG	525,246
26,095	Logitech International SA	415,219
27,868	OC Oerlikon Corp. AG (a)	287,505
2,150	Panalpina Welttransport Holding AG	240,143
2,340	Valiant Holding AG	249,198
		2,335,677
Taiwan - 4.5%
42,591	Ability Enterprise Co., Ltd.	26,600
36,000	AcBel Polytech, Inc.	29,810
72,000	Accton Technology Corp.	78,747
6,000	Actron Technology Corp.	23,956
13,000	Basso Industry Corp.	27,750
94,012	Chicony Electronics Co., Ltd.	241,865
417,830	China Life Insurance Co., Ltd.	321,318

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

Shares	Security Description	Value
14,735	ChipMOS TECHNOLOGIES Bermuda, Ltd.	$256,094
41,000	Elite Material Co., Ltd.	78,092
30,000	Gintech Energy Corp. (a)	23,816
16,000	Global Unichip Corp.	41,810
360,328	King's Town Bank Co., Ltd.	247,989
39,000	Micro-Star International Co., Ltd.	60,044
15,000	Realtek Semiconductor Corp.	41,247
18,000	ScinoPharm Taiwan, Ltd.	27,740
22,000	Shin Zu Shing Co., Ltd.	78,610
36,000	Taiwan FU Hsing Industrial Co., Ltd.	50,224
275,000	Teco Electric and Machinery Co., Ltd.	224,296
47,000	Test Research, Inc.	71,995
37,000	Tong Yang Industry Co., Ltd.	55,585
34,000	Win Semiconductors Corp.	67,400
		2,074,988
Turkey - 0.6%
132,760	Tekfen Holding AS	256,304

United Kingdom - 13.0%
98,800	Arrow Global Group PLC	355,108
5,146	ASOS PLC (a)	240,205
10,500	BGEO Group PLC	305,835
26,634	Bovis Homes Group PLC	356,327
62,970	Brewin Dolphin Holdings PLC	234,603
123,693	Cambian Group PLC	109,257
1,419	Dignity PLC	50,523
18,774	Domino's Pizza Group PLC	271,799
96,000	Elementis PLC	330,084
30,520	Essentra PLC	362,729
217,146	Fenner PLC	422,592
4,796	Go-Ahead Group PLC	182,539
15,151	Greggs PLC	236,538
3,964	Howden Joinery Group PLC	27,220
3,981	Inchcape PLC	41,368
3,687	JD Sports Fashion PLC	59,627
16,165	Kennedy Wilson Europe Real Estate PLC	271,871
19,242	Ladbrokes PLC	32,252
39,549	Melrose Industries PLC	202,500
48,936	N Brown Group PLC	229,689
26,100	Playtech PLC	324,817
82,569	QinetiQ Group PLC	270,384
140,000	Regenersis PLC	422,257
10,990	Stagecoach Group PLC	39,808
56,648	Tyman PLC	241,031
11,475	WH Smith PLC	299,624
4,891	WS Atkins PLC	96,238
		6,016,825
Total Common Stock (Cost $42,910,949)		43,866,269

Shares	Security Description	Rate	Value
Preferred Stock - 0.4%
Brazil - 0.4%
50,100	Banco ABC Brasil SA (Cost $139,772)	0.46%	171,382
Total Equity Securities (Cost $43,050,721)			44,037,651

Shares	Security Description	Value
Rights - 0.1%
24,146	Delta Lloyd NV (a) (Cost $147,416)	33,548

Shares	Security Description	Value
Investment Companies - 0.6%
742,800	Digital Telecommunications Infrastructure Fund (Cost $257,407)	$299,823

Money Market Fund - 3.4%
1,548,234	Short-Term Investments Trust Liquid Asset Portfolio, 0.15% (c) (Cost $1,548,234)	1,548,234
Total Investments - 99.6% (Cost $45,003,778)*		$45,919,256
Other Assets & Liabilities, Net – 0.4%		205,348
Net Assets – 100.0%		$46,124,604

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $312,619 or 0.7% of net assets.
(c)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,986,285
Gross Unrealized Depreciation	(3,070,807)
Net Unrealized Appreciation	$915,478

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2016.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$1,340,730	$-	$-	$1,340,730
Austria	770,346	-	-	770,346
Belgium	427,191	-	-	427,191
Canada	2,862,852	-	-	2,862,852
Cayman Islands	241,255	-	-	241,255
China	928,022	-	-	928,022
Denmark	794,799	-	-	794,799
Finland	243,356	-	-	243,356
France	708,769	-	-	708,769
Germany	2,599,908	-	-	2,599,908
Gibraltar	192,186	-	-	192,186
Hong Kong	1,035,775	-	-	1,035,775
Indonesia	229,962	-	-	229,962
Ireland	447,891	-	-	447,891
Italy	1,698,865	-	-	1,698,865
Japan	10,668,353	-	-	10,668,353
Malaysia	583,741	-	-	583,741
Mexico	880,208	-	-	880,208
Netherlands	499,611	-	312,619	812,230
New Zealand	543,620	-	-	543,620
Norway	807,271	-	-	807,271
Panama	273,613	-	-	273,613
Singapore	569,170	-	-	569,170
South Africa	321,971	-	-	321,971
South Korea	930,813	-	-	930,813
Spain	760,414	-	-	760,414
Sweden	1,509,164	-	-	1,509,164
Switzerland	2,335,677	-	-	2,335,677
Taiwan	2,074,988	-	-	2,074,988
Turkey	256,304	-	-	256,304
United Kingdom	6,016,825	-	-	6,016,825
Preferred Stock
Brazil	171,382	-	-	171,382
Rights	33,548	-	-	33,548
Investment Companies	299,823	-	-	299,823
Money Market Fund	-	1,548,234	-	1,548,234
Total Investments at Value	$44,058,403	$1,548,234	$312,619	$45,919,256

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Common Stock	Rights

Balance as of June 30, 2015	$223,907	$1,707
Transfers In	312,619
Transfers Out	(141,608)
Sales	-	(1,778)
Realized Gain	-	1,778
Change in Unrealized Appreciation/Depreciation	(82,299)	(1,707)
Balance as of March 31, 2016	$312,699	$-
Net change in unrealized appreciation (depreciation) from investments held as of March 31, 2016	$(82,299)	$(1,707)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 95.2%
Consumer Discretionary - 19.9%
47,050	America's Car-Mart, Inc. (a)	$1,176,250
12,900	Beazer Homes USA, Inc. (a)	112,488
27,120	Build-A-Bear Workshop, Inc. (a)	352,289
11,184	Carmike Cinemas, Inc. (a)	335,967
24,231	Carriage Services, Inc.	523,632
15,000	Central Garden and Pet Co., Class A (a)	244,350
2,538	Chuy's Holdings, Inc. (a)	78,856
80,040	Crown Crafts, Inc.	740,370
26,900	Denny's Corp. (a)	278,684
19,300	Entercom Communications Corp., Class A (a)	204,194
37,314	Entravision Communications Corp., Class A	277,616
9,507	Ethan Allen Interiors, Inc.	302,513
10,877	Fiesta Restaurant Group, Inc. (a)	356,548
11,900	Isle of Capri Casinos, Inc. (a)	166,600
15,000	K12, Inc. (a)	148,350
20,200	Liberty Tax, Inc.	395,718
8,100	M/I Homes, Inc. (a)	151,065
8,900	MarineMax, Inc. (a)	173,283
34,078	MDC Partners, Inc., Class A	804,241
7,200	Nautilus, Inc. (a)	139,104
7,900	Perry Ellis International, Inc. (a)	145,439
12,450	Saga Communications, Inc., Class A	498,747
44,474	Sequential Brands Group, Inc. (a)	284,189
7,200	Stoneridge, Inc. (a)	104,832
120,650	Tandy Leather Factory, Inc. (a)	838,517
9,400	The Marcus Corp.	178,130
15,817	William Lyon Homes, Class A (a)	229,188
11,589	Winmark Corp.	1,135,490
40,800	ZAGG, Inc. (a)	367,608
		10,744,258
Consumer Staples - 3.4%
5,400	Calavo Growers, Inc.	308,124
6,528	Core-Mark Holding Co., Inc.	532,424
61,125	Inventure Foods, Inc. (a)	345,356
4,000	John B Sanfilippo & Son, Inc. (a)	276,360
5,500	Medifast, Inc.	166,045
11,082	Omega Protein Corp. (a)	187,729
		1,816,038
Energy - 2.1%
54,600	Cloud Peak Energy, Inc. (a)	106,470
26,350	Natural Gas Services Group, Inc. (a)	569,951
4,000	REX American Resources Corp. (a)	221,880
14,700	SunCoke Energy, Inc.	95,550
19,100	TETRA Technologies, Inc. (a)	121,285
		1,115,136
Financial Services - 13.7%
34,100	Arbor Realty Trust, Inc. REIT	230,857
73,700	Atlas Financial Holdings, Inc. (a)	1,336,918
21,100	Banc of California, Inc.	369,250
17,200	Berkshire Hills Bancorp, Inc.	462,508
15,300	Cardinal Financial Corp.	311,355
16,050	Cass Information Systems, Inc.	840,218
2,056	Diamond Hill Investment Group, Inc.	364,652
10,500	Enterprise Financial Services Corp.	283,920
4,700	Financial Institutions, Inc.	136,629
8,000	First Defiance Financial Corp.	307,280
5,000	First Internet Bancorp	116,850
16,800	First Merchants Corp.	395,976
12,200	Heartland Financial USA, Inc.	375,638

Shares	Security Description	Value
24,400	MainSource Financial Group, Inc.	$514,596
6,300	Old Line Bancshares, Inc.	113,589
10,600	Premier Financial Bancorp, Inc.	167,056
50,640	Pzena Investment Management, Inc., Class A	382,332
6,800	RE/MAX Holdings, Inc.	233,240
7,200	Suffolk Bancorp	181,728
12,200	Walker & Dunlop, Inc. (a)	296,094
		7,420,686
Health Care - 18.5%
61,050	Addus HomeCare Corp. (a)	1,049,449
3,800	Almost Family, Inc. (a)	141,512
10,774	AMAG Pharmaceuticals, Inc. (a)	252,112
13,400	Ardelyx, Inc. (a)	104,118
14,137	Arrowhead Research Corp. (a)	68,140
72,781	BioDelivery Sciences International, Inc. (a)	235,083
3,300	BioSpecifics Technologies Corp. (a)	114,906
33,479	BioTelemetry, Inc. (a)	391,035
21,978	Capital Senior Living Corp. (a)	407,033
27,830	Corcept Therapeutics, Inc. (a)	130,244
34,128	Cross Country Healthcare, Inc. (a)	396,909
9,009	Cynosure, Inc., Class A (a)	397,477
11,169	Dipexium Pharmaceuticals, Inc. (a)	106,217
6,243	Dynavax Technologies Corp. (a)	120,115
83,700	Enzo Biochem, Inc. (a)	380,835
4,700	Five Prime Therapeutics, Inc. (a)	190,961
28,474	Flamel Technologies SA, ADR (a)	314,353
31,819	Fortress Biotech, Inc. (a)	98,639
56,600	Harvard Bioscience, Inc. (a)	170,932
11,400	Heska Corp. (a)	324,900
21,900	LeMaitre Vascular, Inc.	339,888
15,636	Lexicon Pharmaceuticals, Inc. (a)	186,850
11,058	Natus Medical, Inc. (a)	424,959
60,290	NeoGenomics, Inc. (a)	406,355
100,400	Oncothyreon, Inc. (a)	127,508
6,327	PTC Therapeutics, Inc. (a)	40,746
10,098	Repligen Corp. (a)	270,828
53,200	Rigel Pharmaceuticals, Inc. (a)	110,656
10,800	SciClone Pharmaceuticals, Inc. (a)	118,800
18,460	SeaSpine Holdings Corp. (a)	270,254
12,903	Supernus Pharmaceuticals, Inc. (a)	196,771
14,267	Tetraphase Pharmaceuticals, Inc. (a)	66,056
14,925	Tracon Pharmaceuticals, Inc. (a)	104,326
15,500	Triple-S Management Corp., Class B (a)	385,330
18,400	Utah Medical Products, Inc.	1,150,736
12,254	Vascular Solutions, Inc. (a)	398,623
		9,993,656
Materials & Processing - 5.5%
26,600	Century Aluminum Co. (a)	187,530
19,700	Chase Corp.	1,036,023
20,600	Culp, Inc.	540,132
11,000	Installed Building Products, Inc. (a)	292,710
7,900	Insteel Industries, Inc.	241,503
1,750	KMG Chemicals, Inc.	40,373
10,600	Olympic Steel, Inc.	183,486
3,900	Patrick Industries, Inc. (a)	177,021
14,500	Quanex Building Products Corp.	251,720
		2,950,498
Producer Durables - 17.9%
29,100	ACCO Brands Corp. (a)	261,318
8,900	Advanced Energy Industries, Inc. (a)	309,631
11,400	Control4 Corp. (a)	90,744

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

Shares	Security Description	Value
10,800	Ducommun, Inc. (a)	$164,700
6,900	Encore Wire Corp.	268,617
75,900	Graham Corp.	1,511,169
7,800	Heidrick & Struggles International, Inc.	184,860
3,863	Huron Consulting Group, Inc. (a)	224,788
4,400	Lydall, Inc. (a)	143,088
17,082	Marten Transport, Ltd.	319,775
2,250	Mesa Laboratories, Inc.	216,788
13,200	Modine Manufacturing Co. (a)	145,332
3,700	NV5 Global, Inc. (a)	99,271
12,900	Orbotech, Ltd. (a)	306,762
13,900	Resources Connection, Inc.	216,284
25,350	SP Plus Corp. (a)	609,921
14,500	Sykes Enterprises, Inc. (a)	437,610
30,000	Teekay Tankers, Ltd., Class A	110,100
45,700	Thermon Group Holdings, Inc. (a)	802,492
105,798	Transcat, Inc. (a)	1,072,792
17,660	Tutor Perini Corp. (a)	274,436
73,450	UFP Technologies, Inc. (a)	1,635,731
2,100	VSE Corp.	142,569
11,100	YRC Worldwide, Inc. (a)	103,452
		9,652,230
Technology - 11.1%
81,950	American Software, Inc., Class A	737,550
28,948	CalAmp Corp. (a)	519,038
22,100	Callidus Software, Inc. (a)	368,628
92,300	Ciber Inc (a)	194,753
10,000	Comtech Telecommunications Corp.	233,700
36,200	DHI Group, Inc. (a)	292,134
7,400	DTS, Inc. (a)	161,172
77,400	Extreme Networks, Inc. (a)	240,714
14,194	Infoblox, Inc. (a)	242,717
84,800	Limelight Networks, Inc. (a)	153,488
17,948	Marketo, Inc. (a)	351,242
33,100	MeetMe, Inc. (a)	94,004
16,500	Mercury Systems, Inc. (a)	334,950
11,835	Monotype Imaging Holdings, Inc.	283,093
32,800	NeoPhotonics Corp. (a)	460,512
24,695	PDF Solutions, Inc. (a)	330,419
15,336	Perficient, Inc. (a)	333,098
4,620	Proofpoint, Inc. (a)	248,464
22,100	Rudolph Technologies, Inc. (a)	301,886
17,900	Sigma Designs, Inc. (a)	121,720
		6,003,282
Utilities - 3.1%
49,500	Atlantic Power Corp.	121,770
72,524	Boingo Wireless, Inc. (a)	559,885
54,408	inContact, Inc. (a)	483,687
19,200	Inteliquent, Inc.	308,160
41,400	Vonage Holdings Corp. (a)	189,198
		1,662,700

Total Common Stock (Cost $51,789,960)		51,358,484
Investment Companies - 1.1%
3,937	PowerShares S&P SmallCap Health Care Portfolio (a)	260,433
6,569	SPDR S&P Biotech ETF	339,354
Total Investment Companies (Cost $608,460)		599,787

Shares	Security Description	Value
Money Market Fund - 3.4%
1,852,864	Short-Term Investments Trust Liquid Asset Portfolio, 0.15% (b) (Cost $1,852,864)	$1,852,864

Total Investments - 99.7% (Cost $54,251,284)*	$53,811,135
Other Assets & Liabilities, Net – 0.3%	148,855
Net Assets – 100.0%	$53,959,990

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,982,202
Gross Unrealized Depreciation	(4,422,351)
Net Unrealized Depreciation	$(440,149)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$51,958,271
Level 2 - Other Significant Observable Inputs	1,852,864
Level 3 - Significant Unobservable Inputs	-
Total	$53,811,135

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/10/16

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	5/10/16